Perpetual Securities	12 Months Ended
Dec. 31, 2022
Disclosure Of Perpetual Securities [Abstract]
Perpetual Securities
27.	PERPETUAL SECURITIES
On May 14, 2020, the Company issued US$
200,000,000 (equivalent to HK$1,550,020,000) and SGD50,000,000 (equivalent to HK$272,890,845) of perpetual securities at initial distribution rate of 7.25% p.a. (the “Perpetual Securities I”) and 4.5% p.a. (the “Perpetual Securities II”) which are listed on Hong Kong Stock Exchange and Singapore Stock Exchange respectively (collectively the “Perpetual Securities”). Of which, US$38,920,000 (equivalent to HK$301,633,892) of Perpetual Securities I and SGD14,740,000 (equivalent to HK$80,448,221) of Perpetual Securities II were issued in settlement for the redemption of Perpetual Securities issued by the immediate holding company in 2017. The consideration amounting to HK$382,082,113 was settled through the current account with the immediate holding company during the year ended December 31, 2020.
The direct transaction costs attributable to the Perpetual Securities I and Perpetual Securities II in aggregate amounted to HK$4,460,393.
Distributions of the Perpetual Securities I and Perpetual Securities II may be paid semi-annually in arrears on May 14 and November 14 in each year and may be deferred at the discretion of the Company unless a compulsory distribution payment event (including distributions to ordinary shareholders of the Company) has occurred. Following a deferral, arrears of distributions are cumulative.

Th
e Perpetual Securities I are unsecured, have no fixed maturity date and are callable at the Company’s option in whole on May 14, 2023 (“First Reset Date”) or any Distribution Payment Date falling after the First Reset Date at their principal amounts together with any accrued, unpaid or deferred distributions. The applicable distribution rate will reset, on First Reset Date and every three years after the First Reset Date, to the sum of the initial spread of 7.011% p.a., the Treasury Rate and a step-up
margin of 5.00% p.a..
The Perpetual Securities II are unsecured, have no fixed maturity date and are callable at the Company’s option in whole on May 14, 2025, which is five years after the issue date or any Distribution Payment Date thereafter at their principal amounts together with any accrued, unpaid or deferred distributions.
On October 27, 2021, the Group has partially early redeemed Perpetual Securities II at the redemption price equal to
75% of the principal amount which amounted to
SGD11,188,000 (equivalent to HK$65,104,192
).
 A gain of HK$15,949,627
was recorded directly in the retained earnings.
The Perpetual Securities are included in equity in the Group’s consolidated financial statements as the Group does not have a contractual obligation to deliver cash or other financial assets arising from the issue of the Perpetual Securities. For the year ended December 31, 2021 and 2022, the profit attributable to holders of Perpetual Securities based on the applicable distribution rate, was HK$125,742,843 and HK$122,971,145, respectively, where any distribution could be deferred at the discretion of the Company unless a compulsory distribution payment event (including distributions to ordinary shareholders of the Company) has occurred. The Company distributed HK$124,279,754 and HK$123,620,489 to the holders of perpetual securities during the year ended December 31, 2021 and 2022, respectively.